Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Assets

	12.31.2019	12.31.2018
Taxes recoverable (i)	94.4	132.2
Court-mandated escrow deposits (iii)	30.1	43.0
Prepaid expenses	22.5	24.3
Advances for services to be rendered	9.6	3.2
Other debtors (ii)	4.9	61.6
Loan with a joint operation	4.2	23.2
Advances to employees	1.9	8.5
Other	14.3	13.0

	181.9	309.0

Current portion	120.1	203.4
Non-current portion	61.8	105.6

(i)	Taxes recoverable

	12.31.2019	12.31.2018
ICMS (State Value-added Tax) and IPI (Excise Tax)	65.1	85.5
PIS (Social Integration Program) and COFINS	12.0	24.5
Income tax and social security on net income	7.5	7.7
ISS (Service tax)	5.3	5.9
Other	4.5	8.6

	94.4	132.2

Current portion	64.6	93.7
Non-current portion	29.8	38.5

(ii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions, in which there is a liability recorded Note26.

(iii)
Corresponds mainly to rework done on products supplied by third parties, which will be reimbursed according to the contractual terms and credits negotiated with certain suppliers that will be consumed over time from other receivables from suppliers.